Average Annual Total Returns - FidelitySeriesLargeCapGrowthIndexFund-PRO - FidelitySeriesLargeCapGrowthIndexFund-PRO - Fidelity Series Large Cap Growth Index Fund	Jun. 29, 2024
Fidelity Series Large Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	42.77%
Past 5 years	19.49%
Since Inception	15.06%	[1]
Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	42.47%
Past 5 years	18.81%
Since Inception	14.42%	[1]
Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.50%
Past 5 years	15.69%
Since Inception	11.99%	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Since Inception	15.07%

[1]	A From August 17, 2018 .